Cover	Nov. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity File Number	001-36596
Entity Registrant Name	TRILLIUM THERAPEUTICS INC.
Entity Central Index Key	0001616212
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	c/o Trillium Therapeutics USA Inc.
Entity Address, Address Line Two	100 CambridgePark Drive
Entity Address, Address Line Three	Suite 510
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Country	US
Entity Address, Postal Zip Code	02140
City Area Code	416
Local Phone Number	595-0627
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	TRIL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false